CONVERTIBLE SENIOR NOTES AND CALL OPTIONS - Convertible notes 2024 (Details) - USD ($) $ in Millions		1 Months Ended			12 Months Ended
	Jan. 22, 2014	Dec. 31, 2020	May 31, 2019	Feb. 28, 2018	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues			18,687,500	16,560,000		5,976,272
2024 Convertible Notes
Debt Instrument [Line Items]
Proceeds from Issuance of Debt					$ 30
American Depositary Shares
Debt Instrument [Line Items]
Stock Issued During Period, Shares, New Issues	3,750,000	1,494,068	4,671,875	4,140,000		1,494,068